Credit impairment charges / (releases) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credit impairment charges

	2022			2021			2020

	Impairment Charges/(Releases)	Recoveries and Reimbursements[a]	Total	Impairment Charges/(Releases)	Recoveries and Reimbursements	Total	Impairment Charges/(Releases)	Recoveries and Reimbursements	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost	1,118	(228)	890	(264)	259	(5)	3,060	(368)	2,692
Off-balance sheet loan commitments and financial guarantee contracts	7	—	7	(257)	—	(257)	547	—	547
Total	1,125	(228)	897	(521)	259	(262)	3,607	(368)	3,239
Cash collateral and settlement balances	28	—	28	(4)	—	(4)	2	—	2
Financial instruments at fair value through other comprehensive income	8	—	8	(6)	—	(6)	—	—	—
Other financial assets measured at cost	—	—	—	(5)	—	(5)	136	—	136
Credit impairment charges/(releases)	1,161	(228)	933	(536)	259	(277)	3,745	(368)	3,377
Note
a.Recoveries and reimbursements include a net increase in amounts recoverable from financial guarantee contracts held with third parties of £195m (2021: £(290)m) and cash recoveries of previously written off amounts of £33m (2021: £31m).